Loans and Allowance for Loan Losses, Non-accrual Loans, By Loan Class (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Non accrual loans by loan class [Abstract]
Total non-accrual loans	$ 33,886	$ 43,227
Restructured real estate mortgages - 1 to 4 family	125	166
Total nonperforming loans	34,011	43,393
Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	3,835	6,620
Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		332
First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	26,131	31,494
Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	349	691
Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	3,481	3,997
Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	90	93
New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	31,133	38,090
Restructured real estate mortgages - 1 to 4 family	125	166
Total nonperforming loans	31,258	38,256
New York and Other States [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	3,835	6,620
New York and Other States [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		332
New York and Other States [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	23,643	26,713
New York and Other States [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	349	691
New York and Other States [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	3,229	3,641
New York and Other States [Member] | Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	77	93
Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	2,753	5,137
Restructured real estate mortgages - 1 to 4 family	0	0
Total nonperforming loans	2,753	5,137
Florida [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
Florida [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		0
Florida [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	2,488	4,781
Florida [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
Florida [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	252	356
Florida [Member] | Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	$ 13	$ 0